Document and Entity Information	18 Months Ended
Jun. 30, 2012
Document and Entity Information
Document Type	S-4
Amendment Flag	false
Document Period End Date	Jun. 30, 2012
Trading Symbol	xtgr
Entity Registrant Name	XTRA-GOLD RESOURCES CORP
Entity Central Index Key	0001288770
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY